Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2021	Dec. 31, 2020
Compensation And Retirement Disclosure [Abstract]
Discount rate	0.75%	0.75%
Rate of compensation increase	2.00%	2.00%